Capital and financial risk management - Contractual cash flows Receivables and Payables (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Receivables	£ 12,234	£ 8,291
Payables	(12,329)	(8,408)
Rental payments due within one year | Foreign exchange contracts
Borrowings
Receivables	6,171	5,476
Payables	(6,180)	(5,455)
Rental payments due within one year | Interest rate swap contracts
Borrowings
Receivables	216	153
Payables	(289)	(198)
Rental payments due between one and two years | Interest rate swap contracts
Borrowings
Receivables	3,274	173
Payables	(3,326)	(222)
Rental payments due between two and three years | Interest rate swap contracts
Borrowings
Receivables	1,332	1,916
Payables	(1,294)	(2,009)
Rental payments due between three and four years | Interest rate swap contracts
Borrowings
Receivables	349	573
Payables	(347)	£ (524)
Rental payments due between four and five years | Interest rate swap contracts
Borrowings
Receivables	30
Payables	(29)
Later than five years | Interest rate swap contracts
Borrowings
Receivables	862
Payables	£ (864)